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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06-30-2011

Check here if Amendment [_]; Amendment Number: ________

This Amendment (Check only one.):  [_] is a restatement.

                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     DSM Capital Partners
Address:  320 East Main Street
          Mount Kisco, NY 10549

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stephen E. Memishian
Title:  Managing Partner
Phone:  914-242-1900

Signature, Place, and Date of Signing:

/s/ Stephen E. Memishian      Mount Kisco, NY               08/12/11
------------------------  ------------------------  ------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number           Name
28-___________________         ____
[Repeat as necessary.]

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Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    81

Form 13F Information Table Value Total:    3,666,689,000
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   None

   [Repeat as necessary.]

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
                                             ITEM 3     ITEM 4:          ITEM 5:        ITEM 6:   ITEM 7:         ITEM 8:
                                                                   -------------------                     ----------------------
                                                                                                              VOTING AUTHORITY
                                                         FAIR                                     MANAGERS        (SHARES)
                                                        MARKET      SHARES                          SEE    ----------------------
           ITEM 1:              ITEM 2:      CUSIP       VALUE      OR PRN   SH/  PUT/ INVESTMENT  INSTR.    A)       B)      C)
       NAME OF ISSUER        TITLE OF CLASS  NUMBER     (X1000)      AMT     PRIN CALL DISCRETION    V      SOLE    SHARED   NONE
---------------------------- -------------- --------- ------------ --------- ---- ---- ---------- -------- ------- --------- ----
3M Company                   Common Stocks  88579Y101   149,694.00 1,578,221  SH   0      SOLE              28,612   286,867 201
ABB Ltd                      ADR            000375204       977.00    37,650  SH   0      SOLE                   0         0   0
Accenture                    Foreign US
                             Listed Common
                             Stock          G1151C101       967.00    16,000  SH   0      SOLE                   0         0   0
Adobe                        Common Stocks  00724F101   105,780.00 3,363,432  SH   0      SOLE              62,175   622,065 438
Adtran                       Common Stocks  00738A106       770.00    19,880  SH   0      SOLE                   0         0   0
Affiliated Managers          Common Stocks  008252108       690.00     6,805  SH   0      SOLE                   0         0   0
Airgas                       Common Stocks  009363102       623.00     8,895  SH   0      SOLE                   0         0   0
Alexion Pharmaceuticals      Common Stocks  015351109       731.00    15,550  SH   0      SOLE                   0         0   0
Allergan                     Common Stocks  018490102    80,350.00   965,153  SH   0      SOLE              14,374   144,109 101
Ansys                        Common Stocks  03662Q105       685.00    12,535  SH   0      SOLE                   0         0   0
Apple Computer               Common Stocks  037833100   241,412.00   719,191  SH   0      SOLE              12,481   123,523  89
Autodesk                     Common Stocks  052769106       306.00     7,930  SH   0      SOLE                   0         0   0
Baker Hughes                 Common Stocks  057224107   175,094.00 2,413,099  SH   0      SOLE              39,880   399,303 281
BE Aerospace                 Common Stocks  073302101       692.00    16,955  SH   0      SOLE                   0         0   0
C.H. Robinson Worldwide      Common Stocks  12541W209    84,377.00 1,070,226  SH   0      SOLE              19,648   196,818 138
CAE Inc                      Foreign US
                             Listed Common
                             Stock          124765108       682.00    50,650  SH   0      SOLE                   0         0   0
Cardtronics                  Common Stocks  14161H108       586.00    24,990  SH   0      SOLE                   0         0   0
CareFusion                   Common Stocks  14170T101       585.00    21,535  SH   0      SOLE                   0         0   0
Celgene                      Common Stocks  151020104   195,070.00 3,233,924  SH   0      SOLE              56,330   564,136 397
Check Point Software         Foreign US
                             Listed Common
                             Stock          M22465104     1,070.00    18,815  SH   0      SOLE                   0         0   0
Citrix Systems               Common Stocks  177376100       520.00     6,505  SH   0      SOLE                   0         0   0
Complete Production          Common Stocks  20453E109       533.00    15,990  SH   0      SOLE                   0         0   0
Core Laboratories            Foreign US
                             Listed Common
                             Stock          N22717107       607.00     5,440  SH   0      SOLE                   0         0   0
Discovery Communications     Common Stocks  25470F104   152,243.00 3,716,855  SH   0      SOLE              63,702   637,574 449
Dollar General               Common Stocks  256677105    96,198.00 2,838,518  SH   0      SOLE              52,186   522,000 367
Expeditors International     Common Stocks  302130109   151,322.00 2,956,092  SH   0      SOLE              55,008   550,616 387
F5 Networks                  Common Stocks  315616102   100,347.00   910,171  SH   0      SOLE              16,861   168,676 119
Family Dollar Stores         Common Stocks  307000109       586.00    11,140  SH   0      SOLE                   0         0   0
Franklin Resources           Common Stocks  354613101    74,552.00   567,840  SH   0      SOLE              10,517   104,669  74
General Electric             Common Stocks  369604103   136,846.00 7,255,917  SH   0      SOLE             132,593 1,322,897 936
GNC Holdings                 Common Stocks  36191G107       538.00    24,675  SH   0      SOLE                   0         0   0
Google                       Common Stocks  38259P508   154,355.00   304,821  SH   0      SOLE               5,723    57,567  40
Henry Schein                 Common Stocks  806407102       567.00     7,920  SH   0      SOLE                   0         0   0
Home Inns & Hotels
Management                   ADR            43713W107       818.00    21,495  SH   0      SOLE                   0         0   0
II VI                        Common Stocks  902104108       756.00    29,540  SH   0      SOLE                   0         0   0
Intercontinental Exchange    Common Stocks  45865V100       511.00     4,100  SH   0      SOLE                   0         0   0
Intuitive Surgical           Common Stocks  46120E602   131,267.00   352,764  SH   0      SOLE               6,506    65,148  46
Invesco Ltd                  Foreign US
                             Listed Common
                             Stock          G491BT108    94,569.00 4,041,372  SH   0      SOLE              74,025   734,879 521
IPG Photonics                Common Stocks  44980X109       870.00    11,970  SH   0      SOLE                   0         0   0
iShares DJ US Oil Equip
& SV                         ETF            464288844       232.00     3,625  SH   0      SOLE                   0     3,625   0
Juniper Networks             Common Stocks  48203R104   112,225.00 3,562,666  SH   0      SOLE              66,060   661,009 465
Marsh & McLennan             Common Stocks  571748102       915.00    29,350  SH   0      SOLE                   0         0   0
Medidata Solutions           Common Stocks  58471A105       584.00    24,480  SH   0      SOLE                   0         0   0
National Instruments         Common Stocks  636518102       762.00    25,644  SH   0      SOLE                   0         0   0
Nestle SA                    ADR            641069406    76,672.00 1,235,454  SH   0      SOLE              23,583   238,787 168
NetApp                       Common Stocks  64110D104   149,569.00 2,833,816  SH   0      SOLE              51,850   518,338 366
Nike                         Common Stocks  654106103    88,459.00   983,095  SH   0      SOLE              18,110   181,283 128
Nuance Communications        Common Stocks  67020Y100       495.00    23,035  SH   0      SOLE                   0         0   0
Omnicom Group                Common Stocks  681919106    88,550.00 1,838,669  SH   0      SOLE              33,406   334,572 236
Pentair                      Common Stocks  709631105       601.00    14,895  SH   0      SOLE                   0         0   0
Petroleum Geo Services       ADR            716599105       222.00    15,470  SH   0      SOLE                   0         0   0
Philip Morris International  Common Stocks  718172109       684.00    10,250  SH   0      SOLE                   0         0   0
Praxair                      Common Stocks  74005P104     2,381.00    21,970  SH   0      SOLE                   0         0   0
Priceline.com                Common Stocks  741503403    97,566.00   190,584  SH   0      SOLE               3,046    31,940  21
Radware Ltd                  Foreign US
                             Listed Common
                             Stock          M81873107       790.00    22,665  SH   0      SOLE                   0         0   0
Ross Stores                  Common Stocks  778296103       592.00     7,390  SH   0      SOLE                   0         0   0
Rovi Corp                    Common Stocks  779376102    53,549.00   933,562  SH   0      SOLE              16,699   171,972 121
SABMiller                    ADR            78572M105    56,675.00 1,553,697  SH   0      SOLE              32,756   328,790 231
Salix Pharmaceuticals        Common Stocks  795435106       455.00    11,415  SH   0      SOLE                   0         0   0
Schlumberger                 Foreign US
                             Listed Common
                             Stock          806857108   181,970.00 2,106,125  SH   0      SOLE              38,691   384,861 273
Scripps Networks             Common Stocks  811065101     3,075.00    62,905  SH   0      SOLE                   0         0   0
Shire PLC                    ADR            82481R106   142,748.00 1,515,209  SH   0      SOLE              29,143   292,204 206
Superior Energy Services     Common Stocks  868157108       521.00    14,040  SH   0      SOLE                   0         0   0
Syntel                       Common Stocks  87162H103       739.00    12,505  SH   0      SOLE                   0         0   0
Tencent Holdings             ADR            88032Q109   103,397.00 3,808,810  SH   0      SOLE              72,863   729,606 514
Tiffany & Co.                Common Stocks  886547108       587.00     7,475  SH   0      SOLE                   0         0   0
Time Warner Cable            Common Stocks  88732J207     9,523.00   122,034  SH   0      SOLE                 144         0   0
Transdigm Group              Common Stocks  893641100       543.00     5,950  SH   0      SOLE                   0         0   0
Varian Medical Systems       Common Stocks  92220P105    89,445.00 1,277,426  SH   0      SOLE              23,523   235,215 166
VeriFone Systems             Common Stocks  92342Y109       310.00     6,995  SH   0      SOLE                   0         0   0
Visa                         Common Stocks  92826C839   182,449.00 2,165,309  SH   0      SOLE              35,934   359,479 253
Waddell & Reed Financial     Common Stocks  930059100       570.00    15,690  SH   0      SOLE                   0         0   0
WPP plc                      ADR            92933H101    77,258.00 1,231,205  SH   0      SOLE              23,390   235,873 164
Wynn Macau                   ADR            98313R106     2,430.00    74,585  SH   0      SOLE                   0         0   0

              COLUMN TOTAL$                           3,666,689.00
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